Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Category	Estimated useful lives
Building	30 years
Office Equipment	5 years
Electronic equipment	3 to 5 years
Vehicles	4 years
Machinery Equipment	10 years
Building Improvement	10 years

Schedule of Disaggregation of Revenue	The Company’s disaggregation of revenue for the six months ended June 30, 2025 and 2024 are as follows:
	For the six months ended June 30
	2025	2024
Revenue from sales of injection molding machine-dedicated manipulator arms and installation and warranty services	$4,373,031	$3,346,127
Revenue from sales of accessories of manipulator arms	386,603	1,045,007
Revenue from sales of raw materials and scraps of manipulator arms	5,469,831	2,257,191
Revenue from installation services	41,523	87,364
Total revenue	$10,270,988	$6,735,689